CASH AND CASH EQUIVALENTS, RESTRICTED CASH, SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Components of cash, cash equivalents, and restricted cash:
Cash	$ 69,019	$ 31,122
Short-term deposits		1,400
Restricted cash (included within prepaid expenses and other current assets)	70	7
Money market funds	333,190	17,818
Total cash, cash equivalents and restricted cash	402,279	50,347	$ 38,766	$ 43,114
Short-term deposits		48,000
Marketable securities	373,741	70,711
Total cash and cash equivalents, restricted cash, short-term deposits and marketable securities	$ 776,020	$ 169,058